Fair Value Measurements (Tables)	12 Months Ended
Mar. 31, 2016
Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis

Assets and liabilities measured at fair value on a recurring basis as of March 31, 2015 and 2016 are as follows:

	2015
	Fair value measurements using
	Total	Level 1(*1)	Level 2(*2)	Level 3(*3)
	Millions of yen
Assets
Available-for-sale securities:
Domestic equity securities	¥227,001	¥227,001	¥—	¥—
Foreign equity securities	158,321	158,321	—	—
Domestic debt securities	29,204	202	28,716	286
Foreign debt securities	40,413	11	40,402	—
Derivatives:
Forward exchange contracts	2,537	—	2,537	—
Interest rate swap agreements	1	—	1	—
Currency swap agreements	76,638	—	76,638	—
Currency option agreements	474	—	474	—

Liabilities
Derivatives:
Forward exchange contracts	753	—	753	—
Interest rate swap agreements	3,327	—	3,327	—
Currency swap agreements	777	—	777	—
Currency option agreements	80	—	80	—
Forward contracts	¥145	¥—	¥145	¥—

(*1)	Quoted prices for identical assets or liabilities in active markets
(*2)	Quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in inactive markets, inputs derived principally from observable market data
(*3)	Unobservable inputs

There were no transfers between Level 1 and Level 2.

Level 3 reconciliation is not disclosed, since the amounts in Level 3 are immaterial.

	2016
	Fair value measurements using
	Total	Level 1(*1)	Level 2(*2)	Level 3(*3)
	Millions of yen
Assets
Available-for-sale securities:
Domestic equity securities	¥197,613	¥197,613	¥—	¥—
Foreign equity securities	131,817	131,817	—	—
Domestic debt securities	49,478	218	49,087	173
Foreign debt securities	37,499	10	37,489	—
Derivatives:
Forward exchange contracts	2,578	—	2,578	—
Interest rate swap agreements	107	—	107	—
Currency swap agreements	61,703	—	61,703	—

Liabilities
Derivatives:
Forward exchange contracts	12,148	—	12,148	—
Interest rate swap agreements	6,110	—	6,110	—
Currency swap agreements	13,838	—	13,838	—
Currency option agreements	¥2,414	¥—	¥2,414	¥—

(*1)	Quoted prices for identical assets or liabilities in active markets
(*2)	Quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in inactive markets, inputs derived principally from observable market data
(*3)	Unobservable inputs

Schedule of Assets and Liabilities Measured at Fair Value on Nonrecurring Basis

Assets and liabilities measured at fair value on a nonrecurring basis for the fiscal years ended March 31, 2015 and 2016 are as follows:

	2015
	Fair value measurements using
	Total	Level 1(*1)	Level 2(*2)	Level 3(*3)	Impairment losses (before tax)
	Millions of yen
Assets
Real estate	¥7,999	—	—	¥7,999	¥1,187
Cost method investments	116	—	—	116	2,016
Goodwill and other intangible assets	2,136	—	—	2,136	3,464
Long-lived assets	3,518	—	107	3,411	38,739

	2016
	Fair value measurements using
	Total	Level 1(*1)	Level 2(*2)	Level 3(*3)	Impairment losses (before tax)
	Millions of yen
Assets
Real estate	¥8,398	—	—	¥8,398	¥810
Cost method investments	2,416	—	—	2,416	4,429
Goodwill and other intangible assets	18,137	—	—	18,137	12,900
Long-lived assets	10,891	—	—	10,891	19,821

(*1)	Quoted prices for identical assets or liabilities in active markets
(*2)	Quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in inactive markets, inputs derived principally from observable market data
(*3)	Unobservable inputs